Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net and Allowance for Loan Losses [Abstract]
Composition of Net Loans Receivable
The composition of net loans receivable is as follows:

	December 31, 2012	December 31, 2011
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$10,272	$12,153
Non-owner occupied	35,118	29,606
Total one-to-four family residential	45,390	41,759

Multi-family (five or more) residential	3,315	3,715
Commercial real estate	18,694	18,200
Commercial lines of credit	1,901	1,654
Construction	9,765	5,263
Home equity loans	6,029	5,491
Total real estate loans	85,094	76,082

Auto and equipment loans	93	41
Loans secured by deposits	69	59
Total Loans	85,256	76,182

Deferred loan fees and costs	(105)	(38)
Allowance for loan losses	(860)	(805)

Net Loans	$84,291	$75,339

Schedule of Loan Portfolio by Internal Risk Rating
The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$9,641	$500	$72	$59	$10,272
One-to-four family residential non-owner occupied	34,328	95	504	191	35,118
Multi-family residential	3,315	-	-	-	3,315
Commercial real estate and lines of credit	19,536	565	364	130	20,595
Construction	9,765	-	-	-	9,765
Home equity	5,295	428	268	38	6,029
Consumer non-real estate	156	-	6	-	162
	$82,036	$1,588	$1,214	$418	$85,256

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$10,792	$500	$297	$564	$12,153
One-to-four family residential non-owner occupied	28,041	325	1,067	173	29,606
Multi-family residential	3,514	201	-	-	3,715
Commercial real estate and lines of credit	18,733	694	427	-	19,854
Construction	5,023	240	-	-	5,263
Home equity	4,862	52	577	-	5,491
Consumer non-real estate	89	11	-	--	100
	$71,054	$2,023	$2,368	$737	$76,182

Summary of Impaired Loans by Loan Portfolio Class
The following tables summarize information in regards to impaired loans by loan portfolio class as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$131	$131	$-	$131	$9
One-to-four family residential non-owner occupied	393	393	-	396	17
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	130	130	-	131	8
Construction	-	-	-	-	-
Home equity	244	244	-	246	14
Consumer non-real estate	6	6	-	9	1

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	302	302	24	304	13
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	364	364	88	366	15
Construction	-	-	-	-	-
Home equity	62	62	28	64	4
Consumer non-real estate	--	--	-	--	--

Total:
One-to-four family residential owner occupied	$131	$131	$-	$131	$9
One-to-four family residential non-owner occupied	695	695	24	700	30
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	494	494	88	497	23
Construction	-	-	-	-	-
Home equity	306	306	28	310	18
Consumer non-real estate	6	6	-	9	1

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$861	$861	$-	$867	$16
One-to-four family residential non-owner occupied	424	424	-	427	27
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	38	38	-	38	1
Construction	-	-	-	-	-
Home equity	480	480	-	487	24
Consumer non-real estate	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	816	816	91	820	32
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	389	389	36	390	16
Construction	-	-	-	-	-
Home equity	97	97	42	99	5
Consumer non-real estate	-	-	-	-	-

Total:
One-to-four family residential owner occupied	$861	$861	$-	$867	$16
One-to-four family residential non-owner occupied	1,240	1,240	91	1,247	59
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	427	427	36	428	17
Construction	-	-	-	-	-
Home equity	577	577	42	586	29
Consumer non-real estate	-	-	-	-	-

Troubled Debt Restructuring Loans
At December 31, 2012, the Company had eight loans totaling $618,000 identified as troubled debt restructurings (TDRs).  All eight loans are considered impaired with one loan in the amount of $71,000 on non-accrual status.  Any TDR that is placed on non-accrual is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable. None of the restructurings were made under a government assistance program. These restructurings were allowed in an effort to maximize the Company's ability to collect on loans where borrowers were experiencing financial difficulty. All the Company's TDRs as of December 31, 2012 have modifications with terms of interest-only payments for a period of nine months. In some cases the modification terms may include a small payment of principal in addition to interest.  The following tables present the Company's TDR loans as of December 31, 2012 and 2011 (dollar amounts in thousands):

	December 31, 2012
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	1	$71	$71	$-	$-
One-to-four family residential non-owner occupied	4	302	-	302	10
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	245	-	245	1
Consumer non-real estate	-	-	-	-	-
Total	8	$618	$71	$547	$11

	December 31, 2011
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	1	$71	$71	$-	$-
One-to-four family residential non-owner occupied	5	617	-	617	12
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	249	-	249	1
Consumer non-real estate	-	-	-	-	-
Total	9	$937	$71	$866	$13

The contractual aging of the TDRs in the tables above as of December 31, 2012 and 2011 is as follows (in thousands):

	December 31, 2012
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	-	-	302	-	302
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	180	65	-	245
Consumer non-real estate	-	-	-	-	-
Total	$-	$180	$367	$71	$618

	December 31, 2011
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	310	-	307	-	617
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	182	67	-	249
Consumer non-real estate	-	-	-	-	-
Total	$310	$182	$374	$71	$937

Changes in Allowance for Loan Losses and Recorded Investment in Loans Receivable
Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2012 and recorded investment in loans receivable as of December 31, 2012 (in thousands):

	December 31, 2012
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Consumer Non-Real Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$114	$351	$26	$148	$35	$83	$1	$47	$805
Charge-offs	--	(103)	--	--	--	(4)	--	--	(107)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(37)	120	(6)	71	28	(11)	--	(3)	162
Ending balance	$77	$368	$20	$219	$63	$68	$1	$44	$860
Ending balance evaluated for impairment:
Individually	$--	$24	$--	$88	$--	$28	$--	$--	$140
Collectively	$77	$344	$20	$131	$63	$40	$1	$44	$720
Loans receivable:
Ending balance	$10,272	$35,118	$3,315	$20,595	$9,765	$6,029	$162	$--	$85,256
Ending balance evaluated for impairment:
Individually	$131	$695	$--	$494	$--	$306	$6	$--	$1,632
Collectively	$10,141	$34,423	$3,315	$20,101	$9,765	$5,723	$156	$--	$83,624

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2011 and recorded investment in loans receivable as of December 31, 2011 (in thousands):

	December 31, 2011
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Consumer Non-Real Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$185	$335	$23	$155	$40	$92	$1	$40	$871
Charge-offs	(93)	(110)	-	-	-	-	-	-	(203)
Recoveries	-	-	-	-	-	-	-	-	--
Provision	22	126	3	(7)	(5)	(9)	-	7	137
Ending balance	$114	$351	$26	$148	$35	$83	$1	$47	$805

Ending balance evaluated for impairment:
Individually	$-	$91	$-	$36	$-	$42	$-	$-	$169

Collectively	$114	$260	$26	$112	$35	$41	$1	$47	$636

Loans receivable:
Ending balance	$12,153	$29,606	$3,715	$19,854	$5,263	$5,491	$100	$-	$76,182

Ending balance evaluated for impairment
Individually	$861	$1,240	$-	$427	$-	$577	$-	$-	$3,105

Collectively	$11,292	$28,366	$3,715	$19,427	$5,263	$4,914	$100	$-	$73,077

Non-Accrual Loans by Class of Loans
The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
One-to-four family residential owner occupied	$131	$808
One-to-four family residential non-owner occupied	488	624
Multi-family residential	-	--
Commercial real estate and lines of credit	445	427
Construction	--	--
Home equity	256	256
Consumer non-real estate	--	--
	$1,320	$2,115

Loan Portfolio by Past Due Status
The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$348	$373	$721	$9,551	$10,272	$242
One-to-four family residential non-owner occupied	1,506	790	2,296	32,822	35,118	302
Multi-family residential	79	-	79	3,236	3,315	-
Commercial real estate and lines of credit	756	657	1,413	19,182	20,595	212
Construction	382	-	382	9,383	9,765	-
Home equity	238	321	559	5,470	6,029	65
Consumer non-real estate	6	-	6	156	162	-
	$3,315	$2,141	$5,456	$79,800	$85,256	$821

	December 31, 2011
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,009	$861	$1,870	$10,283	$12,153	$53
One-to-four family residential non-owner occupied	407	993	1,400	28,206	29,606	369
Multi-family residential	-	201	201	3,514	3,715	201
Commercial real estate and lines of credit	1,154	834	1,988	17,866	19,854	407
Construction	80	-	80	5,183	5,263	-
Home equity	524	440	964	4,527	5,491	184
Consumer non-real estate	11	-	11	89	100	-
	$3,185	$3,329	$6,514	$69,668	$76,182	$1,214